Commitments and Contingencies - Other ongoing lawsuits and tax investigations (Detail) ₺ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 01, 2021 TRY (₺)	Jan. 29, 2021 TRY (₺)	Mar. 31, 2021 TRY (₺)	Nov. 30, 2019 TRY (₺)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2020 USD ($)
Turkcell Odeme [member]
Disclosure of commitments and contingencies [line items]
Amount of fine imposed					₺ 18,763
Other Disputes [member]
Disclosure of commitments and contingencies [line items]
Provisions					53,603		₺ 242,521
Arbitration related to acquisition of JSC Kcell [member]
Disclosure of commitments and contingencies [line items]
Amount claimed from company in lawsuit							157,000	$ 19,000
Settlement fee					₺ 51,894	$ 6,201
Arbitration related to acquisition of JSC Kcell [member] | Turkcell and Telia Company A.B
Disclosure of commitments and contingencies [line items]
Amount claimed from company in lawsuit							₺ 549,000	$ 66,000
Arbitration related to frequency license [member]
Disclosure of commitments and contingencies [line items]
Amount paid with reservation of right to take legal action		₺ 13,465		₺ 128,429
Contract for the Establishment and Operation of Mobile Communication Infrastructure Service
Disclosure of commitments and contingencies [line items]
Advance amount paid			₺ 51,174
Dispute On Special Communication Tax, Corporate Income Tax And Value Added Tax [Member]
Disclosure of commitments and contingencies [line items]
Tax assessment paid	₺ 257,783